Consolidated Statements of Total Comprehensive Income (Loss) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Statement of comprehensive income [abstract]
Net income (loss)	$ 289.3	$ (213.0)
Items that will be reclassified subsequently to net income
Net changes in fair value of derivatives designated as cash flow hedges	47.2	(107.3)
Net changes in unrealized gain (loss) on translation of foreign operations	105.0	(21.7)
Income tax (expense) recovery	(12.5)	28.5
Other comprehensive income (loss),will be reclassified subsequently to net income	139.7	(100.5)
Items that will not be reclassified subsequently to net income
Actuarial gains (losses) on defined benefit pension plans	11.4	(4.5)
Gain on fair value of restricted investments	0.4	0.5
Income tax (expense) recovery	(2.8)	0.6
Other comprehensive income (loss),will not be reclassified subsequently to net income	9.0	(3.4)
Total other comprehensive income (loss)	148.7	(103.9)
Total comprehensive income (loss)	438.0	(316.9)
Attributable to shareholders	440.3	(317.4)
Attributable to non-controlling interest	(2.3)	0.5
Total comprehensive income (loss) attributable to shareholders
Continuing operations	470.5	(42.8)
Discontinued operations	(30.2)	(274.6)
Total comprehensive income (loss) attributable to shareholders	$ 440.3	$ (317.4)